UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550
         Chicago, IL  60601

13F File Number:  028-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

 /s/    Glenn Kleczka     Chicago, IL     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $91,169 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1245    58822 SH       SOLE                    37412        0    21410
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     1401   230743 SH       SOLE                   147802        0    82941
AMERICAN EQTY INVT LIFE HLD    COM              025676206     1977   169956 SH       SOLE                   108002        0    61954
APOLLO COML REAL EST FIN INC   COM              03762U105     2240   129162 SH       SOLE                    82102        0    47060
ARES CAP CORP                  COM              04010L103     2728   159140 SH       SOLE                   101650        0    57490
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2395    85678 SH       SOLE                    54428        0    31250
AURICO GOLD INC                COM              05155C105      697    99716 SH       SOLE                    63406        0    36310
AVISTA CORP                    COM              05379B107     2132    82836 SH       SOLE                    52676        0    30160
AVNET INC                      COM              053807103     1589    54640 SH       SOLE                    34740        0    19900
BELDEN INC                     COM              077454106     2037    55238 SH       SOLE                    35118        0    20120
BIO RAD LABS INC               CL A             090572207     1438    13472 SH       SOLE                     8572        0     4900
BRINKER INTL INC               COM              109641100     2137    60543 SH       SOLE                    38542        0    22001
CINEMARK HOLDINGS INC          COM              17243V102     1164    51878 SH       SOLE                    33178        0    18700
CMS ENERGY CORP                COM              125896100     2286    97060 SH       SOLE                    61750        0    35310
COLUMBUS MCKINNON CORP N Y     COM              199333105      862    57032 SH       SOLE                    36272        0    20760
COMSTOCK RES INC               COM NEW          205768203     1424    77458 SH       SOLE                    49228        0    28230
COUSINS PPTYS INC              COM              222795106     1814   228425 SH       SOLE                   144765        0    83660
CROWN HOLDINGS INC             COM              228368106     2555    69516 SH       SOLE                    44196        0    25320
DEAN FOODS CO NEW              COM              242370104     1158    70810 SH       SOLE                    44950        0    25860
DELUXE CORP                    COM              248019101     2216    72520 SH       SOLE                    46080        0    26440
DIGITALGLOBE INC               COM NEW          25389M877     1392    68260 SH       SOLE                    43410        0    24850
ENPRO INDS INC                 COM              29355X107     1775    49292 SH       SOLE                    31342        0    17950
FLEXTRONICS INTL LTD           ORD              Y2573F102     1948   324702 SH       SOLE                   206629        0   118073
FOREST OIL CORP                COM PAR $0.01    346091705      730    86348 SH       SOLE                    54898        0    31450
FREIGHTCAR AMER INC            COM              357023100      589    33128 SH       SOLE                    21068        0    12060
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     1179    46066 SH       SOLE                    29518        0    16548
HAIN CELESTIAL GROUP INC       COM              405217100     1842    29238 SH       SOLE                    18698        0    10540
HANCOCK HLDG CO                COM              410120109     1798    58044 SH       SOLE                    36894        0    21150
HUDSON PAC PPTYS INC           COM              444097109     1600    86502 SH       SOLE                    54826        0    31676
INVESCO MORTGAGE CAPITAL INC   COM              46131b100     1039    51598 SH       SOLE                    32808        0    18790
JONES GROUP INC                COM              48020T101     1518   117962 SH       SOLE                    75002        0    42960
KELLY SVCS INC                 CL A             488152208     1059    84022 SH       SOLE                    53772        0    30250
KEYW HLDG CORP                 COM              493723100      597    47722 SH       SOLE                    30362        0    17360
LITTELFUSE INC                 COM              537008104     1999    35349 SH       SOLE                    22459        0    12890
LOUISIANA PAC CORP             COM              546347105     1334   106744 SH       SOLE                    68244        0    38500
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203     2545   215694 SH       SOLE                   137204        0    78490
MATRIX SVC CO                  COM              576853105     1172   110790 SH       SOLE                    70811        0    39979
MB FINANCIAL INC NEW           COM              55264U108     1053    53318 SH       SOLE                    34098        0    19220
MEREDITH CORP                  COM              589433101     1675    47870 SH       SOLE                    30439        0    17431
MFA FINANCIAL INC              COM              55272X102     1028   120943 SH       SOLE                    76893        0    44050
NATIONAL PENN BANCSHARES INC   COM              637138108     1830   200847 SH       SOLE                   128058        0    72789
NEWELL RUBBERMAID INC          COM              651229106     1961   102742 SH       SOLE                    65218        0    37524
OLD NATL BANCORP IND           COM              680033107     2134   156820 SH       SOLE                    99620        0    57200
OMNICARE INC                   COM              681904108     1446    42566 SH       SOLE                    27076        0    15490
PAR PHARMACEUTICAL COS INC     COM              69888P106     2572    51470 SH       SOLE                    32720        0    18750
PATTERSON UTI ENERGY INC       COM              703481101      725    45834 SH       SOLE                    29264        0    16570
PEBBLEBROOK HOTEL TR           COM              70509V100     1194    51050 SH       SOLE                    32440        0    18610
PORTLAND GEN ELEC CO           COM NEW          736508847     1696    62728 SH       SOLE                    40078        0    22650
PRIVATEBANCORP INC             COM              742962103     1447    90476 SH       SOLE                    57526        0    32950
PULTE GROUP INC                COM              745867101     1907   123058 SH       SOLE                    78648        0    44410
REGAL BELOIT CORP              COM              758750103     2290    32494 SH       SOLE                    20654        0    11840
REGAL ENTMT GROUP              CL A             758766109     1588   112844 SH       SOLE                    71764        0    41080
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     1500    67552 SH       SOLE                    42982        0    24570
STAGE STORES INC               COM NEW          85254C305     1086    51574 SH       SOLE                    32804        0    18770
STEEL DYNAMICS INC             COM              858119100      836    74378 SH       SOLE                    47298        0    27080
TECH DATA CORP                 COM              878237106     2259    49928 SH       SOLE                    31748        0    18180
TOWER GROUP INC                COM              891777104     1331    68614 SH       SOLE                    43655        0    24959